Acquisition Activity - Assets Acquired and Liabilities Assumed (Details) - Sabadell United - USD ($) $ in Thousands	Dec. 31, 2017	Jul. 31, 2017
Assets
Cash and cash equivalents	$ 318,724
Investment securities	964,123
Loans	4,026,240	$ 4,000,000
Deferred tax asset, net	35,129
Other assets	89,745
Total assets acquired	5,500,561
Liabilities
Deposit liabilities	4,383,049	4,400,000
Short-term borrowings	520,539
Other liabilities	38,817
Total liabilities assumed	4,942,405
Core deposit intangible assets
Assets
Core deposit intangible assets	$ 66,600	$ 96,607